STOCK PURCHASE WARRANTS (Details 1) (USD $)	Jul. 01, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Purchase Warrants
Number of Shares		3,696,548	4,167,584	4,616,000
Weighted Average Exercise Price	$ 0.83	$ 0.63	$ 0.62	$ 0.47
Warrant [Member]
Stock Purchase Warrants
Number of Shares		5,183,531	4,843,531	638,217
Weighted Average Exercise Price		$ 1.16	$ 1.21	$ 1.11
Warrant [Member] | ExcersiePriceZeroPointFiveMember
Stock Purchase Warrants
Number of Shares		277,500
Weighted Average Remaining Contract Life in Years		1.8
Weighted Average Exercise Price		$ 0.5
Warrant [Member] | ExcersiePriceZeroPointEightThreeMember
Stock Purchase Warrants
Number of Shares		961,028
Weighted Average Remaining Contract Life in Years		3.56
Weighted Average Exercise Price		$ 0.83
Warrant [Member] | ExcersiePriceZeroPointNineFiveMember
Stock Purchase Warrants
Number of Shares		86,250
Weighted Average Remaining Contract Life in Years		0.69
Weighted Average Exercise Price		$ 0.95
Warrant [Member] | ExcersiePriceOnePointZeroZerMember
Stock Purchase Warrants
Number of Shares		426,417
Weighted Average Remaining Contract Life in Years		1.85
Weighted Average Exercise Price		$ 1
Warrant [Member] | ExcersiePriceOnePointThreeThreeMember
Stock Purchase Warrants
Number of Shares		3,432,336
Weighted Average Remaining Contract Life in Years		3.01
Weighted Average Exercise Price		$ 1.33
Warrant [Member] | ExcersiePriceOnePointOneSixMember
Stock Purchase Warrants
Number of Shares		5,183,531
Weighted Average Remaining Contract Life in Years		2.81
Weighted Average Exercise Price		$ 1.16